Supplementary Quarterly Financial Data (Unaudited) - Summary of Results of Operations from Non-Routine Items (Detail) - USD ($) $ in Thousands	3 Months Ended								6 Months Ended		12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Quarterly Financial Data [Abstract]
Gain (loss) on sale of oil and gas properties		$ (307)	$ 52	$ (111,830)							$ (112,085)
Net gain (loss) on extinguishment of debt	$ 56,196	23,155	51,054	7,267	$ (2,735)				$ 89,576	$ 4,532	78,741		$ (17,854)
Impairments of unproved oil and gas properties	0	(385)	(5,090)	(23,040)	(40,432)	$ (487)			(7,800)	(63,500)	(68,947)	$ (487)	(33,000)
Impairments of proved oil and gas properties	$ (1,742)	$ (254,246)	$ (544,714)	$ (1,984)	$ (403)	$ (59,997)	$ (15)	$ (256)	$ (24,460)	$ (2,387)	$ (801,347)	$ (60,268)	$ (652)